Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property and Equipment, Gross			$ 150	$ 150
Less accumulated depreciation and amortization			(112)	(90)
Property and equipment, net	$ 34		38	60
Depreciation expense	$ 4	$ 6	22	121
Impairment charge on ROU asset			36
Asset impairment charges				800
Machinery and equipment
Property and equipment
Property and Equipment, Gross			61	61
Furniture and equipment
Property and equipment
Property and Equipment, Gross			5	5
Computer hardware and software
Property and equipment
Property and Equipment, Gross			78	78
Tooling and molds
Property and equipment
Property and Equipment, Gross			$ 6	$ 6